SCHEDULE OF OUTSTANDING STOCK OPTIONS (Details)	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares
IfrsStatementLineItems [Line Items]
Number of stock options	3,543,718	3,543,718	1,883,343	820,010
Number of stock options, Exercisable	2,330,801	2,330,801
Stock option one [member]
IfrsStatementLineItems [Line Items]
Number of stock options	543,333	543,333
Number of stock options, Exercisable	543,333	543,333
Number of stock options, Expiry date	Aug. 20, 2025
Number of stock options, Exercise price | (per share)	$ 1.13	$ 1.50
Stock Option Two [Member]
IfrsStatementLineItems [Line Items]
Number of stock options	33,333	33,333
Number of stock options, Exercisable	33,333	33,333
Number of stock options, Expiry date	Jan. 28, 2025
Number of stock options, Exercise price | (per share)	$ 2.27	$ 3.00
Stock Option Three [Member]
IfrsStatementLineItems [Line Items]
Number of stock options	50,000	50,000
Number of stock options, Exercisable	33,333	33,333
Number of stock options, Expiry date	Jun. 03, 2026
Number of stock options, Exercise price | (per share)	$ 6.34	$ 8.40
Stock Option Four [Member]
IfrsStatementLineItems [Line Items]
Number of stock options	16,677	16,677
Number of stock options, Exercisable	16,677	16,677
Number of stock options, Expiry date	Oct. 28, 2026
Number of stock options, Exercise price | (per share)	$ 6.04	$ 8.00
Stock option five [member]
IfrsStatementLineItems [Line Items]
Number of stock options	900,000	900,000
Number of stock options, Exercisable	450,000	450,000
Number of stock options, Expiry date	Aug. 02, 2032
Number of stock options, Exercise price | (per share)	$ 2.69	$ 3.56
Stock option six [member]
IfrsStatementLineItems [Line Items]
Number of stock options	300,000	300,000
Number of stock options, Exercisable	300,000	300,000
Number of stock options, Expiry date	Aug. 21, 2032
Number of stock options, Exercise price | (per share)	$ 3.02	$ 4.00
Stock option seven [member]
IfrsStatementLineItems [Line Items]
Number of stock options	804,125	804,125
Number of stock options, Exercisable	804,125	804,125
Number of stock options, Expiry date	Jan. 04, 2033
Number of stock options, Exercise price | (per share)	$ 1.25	$ 1.65
Stock Option Eight [Member]
IfrsStatementLineItems [Line Items]
Number of stock options	100,000	100,000
Number of stock options, Exercisable	100,000	100,000
Number of stock options, Expiry date	Nov. 25, 2027
Number of stock options, Exercise price | (per share)	$ 1.52	$ 2.01
Stock Option Nine [Member]
IfrsStatementLineItems [Line Items]
Number of stock options	401,250	401,250
Number of stock options, Exercisable
Number of stock options, Expiry date	Apr. 18, 2033
Number of stock options, Exercise price | (per share)	$ 1.21	$ 1.60
Stock Option Ten [Member]
IfrsStatementLineItems [Line Items]
Number of stock options	245,000	245,000
Number of stock options, Exercisable
Number of stock options, Expiry date	Jun. 28, 2028
Number of stock options, Exercise price | (per share)	$ 1.85	$ 2.45
Stock Option Eleven [Member]
IfrsStatementLineItems [Line Items]
Number of stock options	150,000	150,000
Number of stock options, Exercisable	50,000	50,000
Number of stock options, Expiry date	Sep. 20, 2033
Number of stock options, Exercise price | (per share)	$ 1.66	$ 2.20